Stockholders' Equity (Deficit) - Schedule of Stock Options Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options, Outstanding, Beginning balance	264,426	157,664
Options Exercisable, Beginning balance	117,218
Options, Granted	93,784	106,762	157,664
Options, Exercised
Options, Forfeited/Cancelled	(36,038)
Options, Outstanding, Ending balance	322,172	264,426	157,664
Options Exercisable, , Ending balance	141,784	117,218
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.42	$ 0.42
Weighted Average Exercise Price, Exercisable	0.42
Weighted Average Exercise Price, Granted	4.32	0.40	0.42
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled	0.40
Weighted Average Exercise Price, Outstanding, Ending balance	1.55	0.42	0.42
Weighted Average Exercise Price, Exercisable	$ 0.42	$ 0.42